Employee Benefit Plans - Summary of Pretax Amounts Included in Accumulated Other Comprehensive Loss (Detail) (Successor [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized net actuarial gain (loss)	$ (28,783)	$ (26,097)
Total	(28,783)	(26,097)
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized net actuarial gain (loss)	(1,084)	(4,068)
Unrecognized prior service credit	37,793	43,169
Total	$ 36,709	$ 39,101